REINSURANCE (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2011	Jun. 17, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Short-duration insurance	Dec. 31, 2010 Short-duration insurance	Dec. 31, 2009 Short-duration insurance	Dec. 31, 2011 Chartis Short-duration insurance	Dec. 31, 2010 Chartis Short-duration insurance	Dec. 31, 2009 Chartis Short-duration insurance	Dec. 31, 2011 Other Operations Short-duration insurance	Dec. 31, 2010 Other Operations Short-duration insurance	Dec. 31, 2009 Other Operations Short-duration insurance	Dec. 31, 2011 Consolidation and Eliminations Short-duration insurance	Dec. 31, 2009 Consolidation and Eliminations Short-duration insurance
Supplemental information for gross loss and benefit reserves net of ceded reinsurance
Liability for unpaid claims and claims adjustment expense, As Reported	$ (91,145)		$ (91,151)	$ (85,386)	$ (89,258)
Liability for unpaid claims and claims adjustment expense, Net of Reinsurance	(70,825)		(71,507)	(67,899)	(72,455)
Future policy benefits for life and accident and health insurance contracts	(34,317)		(31,268)
Future policy benefits for life and accident and health insurance contracts, Net of Reinsurance	(33,312)		(30,234)
Reserve for unearned premiums, As Reported	(23,465)		(23,803)
Reserve for unearned premiums, Net of Reinsurance	(19,553)		(19,927)
Reinsurance assets	25,237		24,554
Premiums Written
Direct						42,608	39,892	40,656	41,710	38,965	38,461	898	927	2,195
Assumed						3,033	2,440	4,032	3,031	2,442	2,061		(2)	2,628	2	(657)
Ceded						(10,000)	(9,964)	(9,843)	(9,901)	(9,795)	(9,869)	(97)	(169)	(631)	(2)	(657)
Total						35,641	32,368	34,845	34,840	31,612	30,653	801	756	4,192
Premiums earned:
Direct						43,713	40,147	43,147	42,878	39,082	40,859	835	1,065	2,288
Assumed						3,303	2,568	4,275	3,294	2,488	2,192	55	80	2,740	(46)	(657)
Ceded						(10,535)	(9,219)	(10,822)	(10,483)	(9,049)	(10,790)	(98)	(170)	(689)	46	(657)
Total						36,481	33,496	36,600	35,689	32,521	32,261	792	975	4,339
Reinsurance recoveries, which reduced loss and loss expenses incurred	$ 20,320	$ 1,700	$ 19,644	$ 17,487	$ 16,803	$ 6,100	$ 8,000	$ 8,900